Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company adopts Topic 842 using a modified retrospective transition method. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense amounted to $161,073 for the year ended December 31, 2025, which included $7,266 interest and $153,807 amortization expenses of ROU assets. Total lease expense amounted to $67,142 for the year ended December 31, 2024, which included $5,080 interest and $62,062 amortization expenses of ROU assets. Total cash paid for operating leases amounted to $190,942, $116,298 and $120,617 for the years ended December 31, 2025, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2025	December 31, 2024
Right-of-use assets, net	$159,685	$183,815
Operating lease liabilities – current	$142,076	$104,088
Operating lease liabilities – non-current	22,582	80,636
Total operating lease liabilities	$164,658	$184,724

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.16
Weighted average discount rate	2.3%

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Years ending December 31
2026	$144,881
2027	22,747
Total future minimum lease payments	$167,628
Less: imputed interest	2,970
Total	$164,658